Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity
15.
Shareholders’ equity
15.1.
Issued capital

The total share capital is as follows:

	December 31, 2025	December 31, 2024
Number of ordinary nominative shares	172,993,479	184,813,974
Par value	0.0001	0.0001
Total issued capital	17	18

The Company has two classes of common shares: Class A common shares and Class B common shares. The rights of Class A common shares and Class B common shares holders are identical, except to voting, conversion, and transfer restrictions applicable to the Class B common shares. Each Class A common share is entitled to one vote. Each Class B common share is entitled to 10 votes and convertible into one Class A common share as provided in the Articles of Association. Holders of Class A common shares and Class B common shares vote together as a single class on all matters unless otherwise required by law.

15.2.
Additional paid-in capital
a)
Share repurchase program

In 2023, the Company repurchased 3,719,860 Class A common shares under the 2022 share repurchase program, for the amount of US$15,169. On August 3, 2023, the Board of Directors authorized the renewal of the Company’s repurchase program for an aggregate consideration of up to US$20 million with an expiration date of August 10, 2024. In 2023, 3,668,986 Class A common shares were repurchased in this program, for the amount of US$20,074.

On December 3, 2024, the Board of Directors authorized the repurchase of shares of the Company's Class A common shares for an aggregate consideration of up to US$30 million with an expiration date of December 2, 2025. In 2024,

1,836,638 Class A common shares were repurchased for the amount of US$11,202. In the year ended December 31, 2025, 3,494,719 Class A common shares were repurchased in this program, for the amount of US$18,911.

On July 31, 2025, the Board of Directors of VTEX authorized the Company to repurchase Class A common shares of the Company, for an aggregate consideration of up to US$40 million. This authorization began on August 1, 2025, and will expire on July 31, 2026. In the year ended December 31, 2025, 9,641,006 Class A common shares were repurchased in this program, for the amount of US$40,197.

Repurchases under the Company's program may be made from time to time in open market or privately negotiated transactions in accordance with applicable laws, including the Securities and Exchange Commission Rule 10b-18. The timing of repurchases will depend on factors including market conditions and prices, the Company’s liquidity requirements and alternative uses of capital.

The share repurchase program could be suspended from time to time or discontinued, and there is no assurance as to the number of shares that will be repurchased under the program or that there will be any repurchases. The timing and amount of shares repurchased (if any) will be determined by the Company’s management based on its evaluation of market conditions, applicable legal requirements and other factors. Repurchases may also be made under a Rule 10b5-1 plan. Any repurchased shares may be canceled or remain available for use in connection with its equity incentive plans and for other corporate purposes.

On December 31, 2025, the Company does not hold shares in treasury (72,584 in December 31, 2024). The table below shows the movements in the treasury shares for the year ended December 31, 2025:

	2025		2024		2023
	Number of shares	Amount $	Number of shares	Amount $	Number of shares	Amount $
Opening balance on January 1	72,584	426	—	—	81,024	311
Share repurchase	13,135,725	59,108	1,836,638	11,202	7,388,846	35,243
Cancellation of shares	(13,208,309)	(59,534)	(1,764,054)	(10,776)	(7,469,870)	(35,554)
Closing balance on December 31	—	—	72,584	426	—	—
b)
Share-based payment

The Group has equity-settled compensation plans. Refer to note 18 for additional details.

c)
Other reserves

Exchange differences arising on translation of the foreign-controlled entities are recognized in other comprehensive income. The cumulative amount is reclassified to statements of operations when the net investment is disposed of.